Average Annual Total Returns - SA Allocation Growth Portfolio	Class 1 1 Year	Class 1 5 Years	Class 1 10 Years	Class 1 Since Inception	Class 1 Inception Date	Class 3 1 Year	Class 3 5 Years	Class 3 10 Years	Blended Index 1 Year	Blended Index 5 Years	Blended Index 10 Years	Blended Index Since Inception	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) Since Inception	MSCI EAFE Index (net) (reflects no deduction for fees or expenses) 1 Year	MSCI EAFE Index (net) (reflects no deduction for fees or expenses) 5 Years	MSCI EAFE Index (net) (reflects no deduction for fees or expenses) 10 Years	MSCI EAFE Index (net) (reflects no deduction for fees or expenses) Since Inception	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	16.49%			11.62%	Sep. 26, 2016	16.12%	10.65%	8.55%	15.68%	11.57%	10.05%	12.06%	7.51%	4.44%	3.84%	3.85%	7.82%	7.45%	5.51%	8.18%	20.89%	15.43%	13.79%	16.20%